6. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation Fiscal Year Maturity Schedule Table
Year ending December 31,
2016:	$2,000,000
2017:	$2,400,000
2018:	$2,600,000
2019:	$2,600,000
2020:	$2,600,000